CSMC 2022-ATH2 Trust ABS-15G

Exhibit 99.6

Data Compare Summary (Total)
CSMC 2022-ATH2_5-10-2022_FINAL
Run Date - 5/10/2022 11:45:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	113	869	13.00%	Tape value include borrower first and middle name.
Borrower Last Name	145	869	16.69%	Tape vaue included business vested entity name rather than borrowers last name.
Coborrower First Name	0	869	0.00%
Coborrower Last Name	0	869	0.00%
# of Units	0	869	0.00%
Contract Sales Price	0	869	0.00%
Debt Service Coverage Ratio	362	734	49.32%	All variances were the result of rounding differences or other variations in what was captured from the credit reports. Mission verified all captured post-closing DSCR ratios met Guidelines.
Borrower Qualifying FICO	8	869	0.92%	All variances were the result of rounding differences or other slight variations in what was captured from the credit reports. Mission verified all captured FICO scores met Guidelines.
Borrower Qualifying DTI	284	698	40.69%	All variances were the result of rounding differences or other variations in what was captured from the credit reports. Mission verified all captured DTI ratios met Guidelines.
Borrower Total Income	0	869	0.00%
Occupancy	3	869	0.35%
First Payment Date	7	869	0.81%	We are unable to determine variance in tape dates. In all cases Mission verified initial payment date from the Promissory Note.
Primary Appraised Value for LTV	0	869	0.00%
Note Date	179	869	20.60%	We are unable to determine variance in tape dates. In all cases Mission verified Note date from the Promissory Note.
Note Type	2	869	0.23%	We are unable to determine variance in note type. In all cases Mission verified Note date from the Promissory Note.
Original Note Interest Rate	0	869	0.00%
First Interest Rate Change Date	7	869	0.81%	We are unable to determine variance in tape dates. In all cases Mission verified Note date from the Promissory Note.
Original Loan Amount	0	869	0.00%
Original LTV	0	869	0.00%
Original P&I	3	869	0.35%	We are unable to determine variance in P&I amounts. In all cases Mission verified Note date from the Promissory Note.
Property Type	2	869	0.23%	Property Type variations were a result of enumeration differences between the client bid tape and ASF property types designations. Primarily these are differences in Condo or attached family designations. Mission verified in each case that the property type met guideline requirements with verification from the property appraisal.
Purpose	0	869	0.00%
Refi Purpose	63	412	15.29%	Refi Purpose variations were a result of enumeration differences between the client bid tape and ASF property types designations. Most common scenarios is loan was originated as Full Cash Out, but changed at closing to Limited Cash Out.
Property Street	0	869	0.00%
Property City	0	869	0.00%
Property State	0	869	0.00%
Property Zip	0	869	0.00%

Total